Share Price (Details)	Nov. 01, 2024 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 11.16
Class I [Member]
Share Price [Line Items]
Share Price	10.41
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 10.49